Long-Term Deposits, Equipment Prepayments, Other and Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Long-Term Deposits, Equipment Prepayments, Other and Commitments [Abstract]
Schedule of long-term deposits, equipment prepayments, other and commitments
		As of December 31,	As of December 31,
		2022	2021
VAT receivable	a	2,083	2,067
Security deposits for energy, insurance and rent		3,872	1,555
Equipment and construction prepayments	b	32,230	83,059
		38,185	86,681